Provisions (Tables)	12 Months Ended
Dec. 31, 2019
24. Provisions
Provisions
			Undrawn contractually committed facilities and guarantees[a]	Customer redress		Legal, competition and regulatory matters
	Onerous contracts	Redundancy and restructuring		PaymentProtectionInsurance	Other customer redress		Sundryprovisions	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018	139	169	271	888	444	414	327	2,652
Effects of changes in accounting policies[b]	(64)	-	-	-	-	-	-	(64)
As at 1 January 2019	75	169	271	888	444	414	327	2,588
Additions	29	178	391	1,425	219	287	121	2,650
Amounts utilised	(48)	(137)	-	(1,158)	(211)	(303)	(86)	(1,943)
Unused amounts reversed	(14)	(58)	(334)	-	(38)	(17)	(38)	(499)
Exchange and other movements	-	(9)	(6)	-	6	(5)	(18)	(32)
As at 31 December 2019	42	143	322	1,155	420	376	306	2,764

Notes

a Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.

Validity assumptions	Historically observedvalid	Current assumptionvalid	Sensitivity volume+/- 1% valid rate	Sensitivity £m
Claims received[a]	20% - 40%	25%[e]	3k	1% = £8m
Information requests received[b]	5% - 11%	7%[e]	32k	1% = £76m
Average uphold rate per claim[c]	88%	86%[f]	-	1% = £8m
Average uphold rate per valid claim[d]	£2,231	£2,314	-	£100 = £31m

Notes

aTotal valid claims received, excluding those for which no PPI policy exists, information requests received, enquiries from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact of a 1% increase or decrease in the volume of unresolved valid claims would have on the provision level, inclusive of operational processing costs.

bTotal valid information requests received, excluding those for which no PPI policy exists, enquiries from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 1% increase or decrease in the volume of valid information requests would have on the provision level, inclusive of operational processing costs.

cAverage uphold rate per claim, excluding those for which no PPI policy exists, enquiries from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 1% change in the average uphold rate per claim would have on the provision level.

dAverage redress stated on a per policy basis for valid claims received by Barclays excluding enquiries from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level.

eBased on recently observed data, August to December 2019.

fBased on annual observed rate to September 2019. No material change observed to December 2019.